SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS ON CONTRACT ASSETS (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Contract Assets
Beginning balance	$ 9,157,000	$ 71,420,000	$ 68,114,000
Charge to expense	1,249,000	9,745,000	1,310,000	$ 12,305,000
Exchange difference	(812,000)	(6,331,000)	1,996,000
Ending balance	$ 9,594,000	$ 74,834,000	$ 71,420,000	$ 68,114,000